November 14, 2006
Via Edgar, Facsimile (202) 772-9204
   and Federal Express
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington D.C. 20549

Attn:	H. Christopher Owings Assistant Director

Re:	The Fashion House Holdings, Inc.
Registration Statement on Form SB-2 (File No. 333-136138)
Filed on July 28, 2006
Form 10-KSB for the Year Ended December 31, 2005 (File No. 033-07075-LA)
Filed on April 14, 2006
Dear Mr. Owings:
On behalf of The Fashion House Holdings., a Colorado corporation (the “Company”), we hereby transmit for filing pursuant to Rule 101(a) of Regulation S-T, Amendment No. 1 to Form SB-2 filed November 13, 2006 (“Amendment No. 1”). We are also forwarding to you via Federal Express courtesy copies of this letter and Amendment No. 1 (marked to show changes from the Registration Statement filed on July 28, 2006 (the “Original Filing”)). We have been advised that changes in Amendment No. 1 from the Original Filing, as submitted herewith in electronic format, have been tagged.
Based upon the Staff’s review of the Original Filing, the Commission issued a comment letter dated August 21, 2006. The following consists of the Company’s responses to the Staff’s comment letter in identical numerical sequence. For the convenience of the Commission, each comment is repeated verbatim with the Company’s response immediately following.
Form SB-2
General
1.	Comment: Given the nature and size of the transaction being registered, please tell us your basis for determining that the transaction is appropriately characterized as a transaction that is eligible to be made on a shelf basis under Rule 415(a)(1)(i) of the Securities Act of 1933.

Response: Rule 415(a)(1)(i) states that “[s]ecurities may be registered for an offering to be made on a continuous or delayed basis in the future, provided, that the registration statement pertains only to: Securities which are to be offered or sold solely by or on behalf of a person or persons other than the registrant, a subsidiary of the registrant or a person of which the registrant is a subsidiary.”

According to the SEC Telephone Interpretation Manual, in determining whether a purported secondary offering is really a primary offering consideration should be given to the following factors:
•	How long the selling shareholders have held the shares,

•	The circumstances under which they received the shares,

•	Their relationship to the issuer,

•	The amount of shares involved,

•	Whether the sellers are in the business of underwriting securities, and

•	Whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.
The Company’s Registration Statement initially registered approximately 95% of the outstanding shares, which includes shares underlying outstanding warrants. The Company has removed from registration an aggregate of 12,031,916 shares that are held by two officers. However, in connection with filing Amendment No. 1, the Company has included additional shares underlying warrants mostly based on certain lending transactions (i.e. entering into credit enhancement agreements with Westrec Capital Partners, LLC) with which the Company issued warrants. Based on the registration of an aggregate of 26,108,868 shares, the Company is now registering approximately 66.2% of its shares including shares underlying warrants.
Furthermore, the shares that are currently being registered fall within one of the following categories:
•	shares and warrants issued pursuant to a private placement conducted from August 2005 to May 2006;

•	shares issued to two consultants in consideration of consulting services provided in connection with the acquisition of Fashion House, Inc. by the Company;

•	shares issued pursuant to the conversion of certain bridge loans and accrued interest in the aggregate amount of $579,554 on August 19, 2005;

•	shares underlying warrants issued to the managing dealer in conjunction with the private placement, some of which warrant were transferred to others; and

•	shares underlying warrants issued in conjunction with the issuance of bridge loans, the extension of bridge loans, agreements to provide enhancement to letters of credit and certain registration filing and effectiveness damages.
We note that 240,096 shares being registered are held by Alan Broidy, one of our directors. However, Mr. Broidy received the shares in connection with the conversion of bridge loans in August 2005. We also note that 1,202,210 shares being registered are held by Brookstreet Securities Corporation and broker transferees who received the warrants a result of Brookstreet’s participation in the Company’s Private Placement. However, those shares represent 3.0% of the Company’s outstanding shares (including shares underlying warrants) and those persons are not acting as conduits for the Company.
Based on the above, we believe that it is appropriate to characterize the transaction as being eligible to be made on a shelf basis under Rule 415(a)(1)(i) of the Securities Act of 1933.
Market for Common Equity and Related Stockholder Matters, page 12
2.	Comment: In the first paragraph of this section, you state that your shares were quoted on the Over-the-Counter Bulletin Board under the symbol TDIH through August 26, 2005, but no trading market developed until you changed your symbol on August 29, 2005 to FHHI. However, in footnote 1 on page 13, you state that trading in your shares under the TDIH symbol was “limited prior to August 29, 2005 and therefore has not been included.” Please revise your disclosure so that it states consistently whether there was a trading market prior to August 29, 2005.

Also, according to Item 201(a)(I)(ii) of Regulation S-B you must provide your shares’ range of high and low bid information for each quarter within the last two fiscal years. If your shares were traded on the Over-the-Counter Bulletin Board prior to August 29, 2005, even if that trading was limited, please provide the high and low bid information for the last two fiscal years as required by Item 201(a)(1)(ii) of Regulation S-B.

Response: Pursuant to your comment, footnote (1) on page 14 has been deleted and the table has been revised to reflect the information required by Item 201(a).
Security Ownership of Certain Beneficial Owners and Management. page 34
3.	Comment: We note in your selling stockholders table on page 38 that American Microcap Investment Fund 1, LLC, The Elevation Fund LLC, and Lazarus Investment Partners LLP appear to own beneficially, or may beneficially own within 60 days, a large percentage of your shares. In fact, it appears that it is possible that these stockholders may beneficially own more than 5% of your common shares. If true, please tell us why you did not include these entities, or their beneficial owners, in your table of certain beneficial owners and management.

Response: The table of certain beneficial owners and management has been revised to include holders of 5% or more of the Company’s shares.

Selling Stockholders, page 37
4.	Comment: In the second sentence of this section, you state that no selling stockholder has, or within the past three years has had, any position, office, or other material relationship with you or any of your predecessors or affiliates other than as a result of the ownership of securities. However, as you state in footnotes 1 and 2 of your selling stockholders table, John Hanna is your president and chief executive officer and Chris Wyatt is one of your directors. Also, Alan Broidy is a selling stockholder listed in your table and is one of your directors. Therefore, please remove this sentence or revise it to be consistent with the disclosure in the rest of your document. Further, please disclose in a footnote to your selling stockholders table that Mr. Broidy is one of your directors.

Response: The second sentence has been revised to be consistent with the disclosure in the registration statement. We have also disclosed in a footnote that Mr. Broidy is a director of the Company.

5.	Comment: In this regard, please disclose which of your selling shareholders are affiliates, and disclose that an affiliate may be deemed to be an underwriter under the federal securities laws.

Response: We have revised the disclosure as requested.

6.	Comment: In the footnotes to your selling stockholder table, please identify the natural person, natural persons, or the publicly registered company that has the ultimate voting or investment control over the shares you are registering on behalf of your selling shareholders. See Interpretation L60 of the Telephone Interpretation Manual (July 1997) and # 4S, Regulation S-K, Manual of Publicly Available Telephone Interpretations (March 1999).

Response: We have revised the disclosure as requested.
Description of Securities, page 46
Plan of Distribution, page 48
7.	Comment: In the first sentence of this section, you state that you are registering 34,774,295 shares of common stock for resale. However, elsewhere throughout your document, including the front covers of your registration statement and prospectus, you state that you arc registering for resale only 33,059,398 shares of common stock. Please revise or advise.

Response: We have revised the disclosure so that it is consistent.

8.	Comment: In the last paragraph on page 48, you state that “the selling stockholders and any broker-dealers or agents that are involved in selling shares may be deemed to be ‘underwriters’” In addition, please disclose whether any selling stockholder is a broker-dealer. If so, please identify specifically that stockholder as an underwriter. Also, for each selling stockholder that is an affiliate of a broker-dealer, please disclose if true that:
•	the seller purchased the securities to be resold in the ordinary course of business; and

•	at the time of the purchase, the seller had no agreements or understandings directly or indirectly, with any person to distribute the securities.
If either of these statements is not true, please disclose that the stockholder is an underwriter. We may have additional comments upon reviewing your response.
Response: We have revised the disclosure and included the information as noted.
Item 27. Exhibits, page II-2
9.	Comment: Please file all required exhibits in a timely manner so that we may have sufficient time to review them before you request effectiveness of your registration statement. See Item 601 of Regulation S-K.

Response: We note your comment and will file all required exhibits in a timely manner.
Item 28. Undertakings, page II-4
10.	Comment: Depending upon whether you are relying on Rules 430A, 430B, or 430C under the Securities Act of 1933, please include the proper, corresponding undertakings required by either Items 512(f) or (g) of Regulation S-B.

Response: We note your comment and have revised the disclosure accordingly.
Form 10-K for the Year Ended December 31,2005
Items 8/A. Controls and Procedures, page 25
11.	Comment: Please confirm for us, if true, that you meant to refer to Rules 13a-15(e) or 15d-15(e) under the Securities Exchange Act of 1934 instead of Rules 13(a)-14(c) and 15(d)-14(c). Also, please confirm for us that you will refer to the proper rules in future filings.

Response: We note your comment and confirm that we meant to refer to Rules 13a-15(e) or 15d-15(e) under the Securities Exchange Ac of 1934 and also confirm that we will refer to the proper rules in future filings.

12.	Comment: You have only provided part of the definition of disclosure controls and procedures with respect to management’s conclusions that the disclosure controls and procedures are effective “to ensure that all information required to be disclosed by [you] in reports that [you] file or submit under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.” Therefore, please confirm for us, if true, that your officers concluded that your disclosure controls and procedures are effective also to ensure that information required to be disclosed in the reports that you file or submit under the Exchange Act is accumulated and communicated to your management, including your chief executive officer and chief financial officer, to allow timely decisions regarding required disclosure. See Exchange Act Rule 13a-15(e). Also, please confirm for us that you will provide this disclosure in future filings.

Response: We note your comment and hereby confirm that our officers concluded that our disclosure controls and procedures were effective also to ensure that information required to be disclosed in the reports filed or submitted under the Exchange Act is accumulated and communicated to our management, including our chief executive officer and chief financial officer, to allow timely decisions regarding required disclosure. We also confirm that we will provide this disclosure in our future filings.

13.	Comment: We note your statement that “controls and procedures, no matter how well designed and implemented, can only provide reasonable, not absolute, assurance that the goals of such controls and provisions are met.” Also, we note your statements that “[m]anagement necessarily applied its judgment in assessing the benefits of controls relative to their costs,” and due to “the inherent limitations in all control systems, no evaluation of controls can provide absolute assurance that all control issues, if any, within our company have been detected.” Please confirm for us, if true, that your principal executive officer and principal financial officer concluded that your disclosure controls and procedures are effective at that reasonable assurance level. Also, please disclose in future filings whether your disclosure controls and procedures are effective at that reasonable assurance level. In the alternative, in future filings, please remove the reference to the level of assurance of your disclosure controls and procedures. Please refer to Section II.F.4 of Management’s Reports on Internal Control Over Financial Reporting and Certification of Disclosure in Exchange Act Periodic Reports, SEC Release No. 33-8238, available on our website at <http://www.sec.gov/rules/fina1/33-8238.htm>.

Response: We hereby confirm that our principal executive officer and principal financial officer concluded that our disclosure controls and procedures are effective at that reasonable assurance level and we will revise the disclosure accordingly in our future filings.

Changes in Internal Controls, page 25
14.	Comment: Please confirm for us, if true, that you had no changes in your internal control over financial reporting identified in your “last fiscal quarter,” as opposed to “as of the end of the applicable period,” that have materially affected or are reasonably likely to materially affect your internal control over financial reporting. Also, please confirm for us that in future filings your disclosure regarding your internal controls and procedures will conform to the language in Item 308(c) of Regulation S-B.

Response: We hereby confirm that there were no changes in our internal control over financial reporting during the last fiscal quarter of 2005. Furthermore, we will change the disclosure as requested in our future filings.
Please do not hesitate to contact the undersigned or Eliel Flores, Esq. at (310) 552-5000 with any questions.
Sincerely,
/s/ Katherine Blair
Katherine Blair
cc:   John Hanna, The Fashion House Holdings, Inc.